Prospectus Supplement

October 21, 2009

The Universal Institutional Funds, Inc.

Supplement dated October 21, 2009 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2009 of:

Global Value Equity Portfolio (Class I)

Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. ("Invesco"), a leading global investment management company. As a result, Morgan Stanley Investment Management Inc. ("MSIM"), the investment adviser for The Universal Institutional Funds, Inc., expects to propose to the Board of Directors of The Universal Institutional Funds, Inc. that it approve a reorganization of the Global Value Equity Portfolio (the "Portfolio") into a newly organized mutual fund advised by an affiliate of Invesco. It is MSIM's current expectation that the newly organized Invesco fund would be managed by the same portfolio management team which currently manages the Portfolio. If approved by the Board of The Universal Institutional Funds, Inc., the reorganization would be submitted to the stockholders of the Portfolio for their approval.

Please retain this supplement for future reference.

  UIFGVESPTI 4 10/09

Prospectus Supplement

October 21, 2009

The Universal Institutional Funds, Inc.

Supplement dated October 21, 2009 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2009 of:

High Yield Portfolio (Class I)

Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. ("Invesco"), a leading global investment management company. As a result, Morgan Stanley Investment Management Inc. ("MSIM"), the investment adviser for The Universal Institutional Funds, Inc., expects to propose to the Board of Directors of The Universal Institutional Funds, Inc. that it approve a reorganization of the High Yield Portfolio (the "Portfolio") into a newly organized mutual fund advised by an affiliate of Invesco. It is MSIM's current expectation that the newly organized Invesco fund would be managed by the same portfolio management team which currently manages the Portfolio. If approved by the Board of The Universal Institutional Funds, Inc., the reorganization would be submitted to the stockholders of the Portfolio for their approval.

Please retain this supplement for future reference.

  UIFHYPSPT 10/09

Prospectus Supplement

October 21, 2009

The Universal Institutional Funds, Inc.

Supplement dated October 21, 2009 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2009 of:

U.S. Mid Cap Value Portfolio (Class I)

Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. ("Invesco"), a leading global investment management company. As a result, Morgan Stanley Investment Management Inc. ("MSIM"), the investment adviser for The Universal Institutional Funds, Inc., expects to propose to the Board of Directors of The Universal Institutional Funds, Inc. that it approve a reorganization of the U.S. Mid Cap Value Portfolio (the "Portfolio") into a newly organized mutual fund advised by an affiliate of Invesco. It is MSIM's current expectation that the newly organized Invesco fund would be managed by the same portfolio management team which currently manages the Portfolio. If approved by the Board of The Universal Institutional Funds, Inc., the reorganization would be submitted to the stockholders of the Portfolio for their approval.

Please retain this supplement for future reference.

  UIFUSMCVSPTI 10/09

Prospectus Supplement

October 21, 2009

The Universal Institutional Funds, Inc.

Supplement dated October 21, 2009 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2009 of:

Value Portfolio (Class I)

Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. ("Invesco"), a leading global investment management company. As a result, Morgan Stanley Investment Management Inc. ("MSIM"), the investment adviser for The Universal Institutional Funds, Inc., expects to propose to the Board of Directors of The Universal Institutional Funds, Inc. that it approve a reorganization of the Value Portfolio (the "Portfolio") into a newly organized mutual fund advised by an affiliate of Invesco. It is MSIM's current expectation that the newly organized Invesco fund would be managed by the same portfolio management team which currently manages the Portfolio. If approved by the Board of The Universal Institutional Funds, Inc., the reorganization would be submitted to the stockholders of the Portfolio for their approval.

Please retain this supplement for future reference.

  UIFVALSPTI 1 10/09

Prospectus Supplement

October 21, 2009

The Universal Institutional Funds, Inc.

Supplement dated October 21, 2009 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2009 of:

Equity and Income Portfolio (Class II)

Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. ("Invesco"), a leading global investment management company. As a result, Morgan Stanley Investment Management Inc. ("MSIM"), the investment adviser for The Universal Institutional Funds, Inc., expects to propose to the Board of Directors of The Universal Institutional Funds, Inc. that it approve a reorganization of the Equity and Income Portfolio (the "Portfolio") into a newly organized mutual fund advised by an affiliate of Invesco. It is MSIM's current expectation that the newly organized Invesco fund would be managed by the same portfolio management team which currently manages the Portfolio. If approved by the Board of The Universal Institutional Funds, Inc., the reorganization would be submitted to the stockholders of the Portfolio for their approval.

Please retain this supplement for future reference.

  UIFEIPSPT10/09

Prospectus Supplement

October 21, 2009

The Universal Institutional Funds, Inc.

Supplement dated October 21, 2009 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2009 of:

International Growth Equity Portfolio (Class II)

Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. ("Invesco"), a leading global investment management company. As a result, Morgan Stanley Investment Management Inc. ("MSIM"), the investment adviser for The Universal Institutional Funds, Inc., expects to propose to the Board of Directors of The Universal Institutional Funds, Inc. that it approve a reorganization of the International Growth Equity Portfolio (the "Portfolio") into a newly organized mutual fund advised by an affiliate of Invesco. It is MSIM's current expectation that the newly organized Invesco fund would be managed by the same portfolio management team which currently manages the Portfolio. If approved by the Board of The Universal Institutional Funds, Inc., the reorganization would be submitted to the stockholders of the Portfolio for their approval.

Please retain this supplement for future reference.

  UIFIGESPT 10/09

Prospectus Supplement

October 21, 2009

The Universal Institutional Funds, Inc.

Supplement dated October 21, 2009 to The Universal Institutional Funds, Inc. Prospectus dated May 1, 2009 of:

U.S. Mid Cap Value Portfolio (Class II)

Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. ("Invesco"), a leading global investment management company. As a result, Morgan Stanley Investment Management Inc. ("MSIM"), the investment adviser for The Universal Institutional Funds, Inc., expects to propose to the Board of Directors of The Universal Institutional Funds, Inc. that it approve a reorganization of the U.S. Mid Cap Value Portfolio (the "Portfolio") into a newly organized mutual fund advised by an affiliate of Invesco. It is MSIM's current expectation that the newly organized Invesco fund would be managed by the same portfolio management team which currently manages the Portfolio. If approved by the Board of The Universal Institutional Funds, Inc., the reorganization would be submitted to the stockholders of the Portfolio for their approval.

Please retain this supplement for future reference.

  UIFUSMCVSPTII 10/09